Equity - Summary of Dividends Paid by the Group (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 84,188	$ 46,397	$ 37,018
Dividends paid, ordinary shares per share	$ 0.0012	$ 0.0004	$ 0.0003
Patria Holdings Ltd [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 59,358	$ 34,693	$ 28,547
Dividends paid, ordinary shares per share	$ 0.0009	$ 0.0005	$ 0.0004
Blackstone Pat Holdings IV LLC [Member]
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares	$ 24,830	$ 11,704	$ 8,471
Dividends paid, ordinary shares per share	$ 0.0004	$ 0.0003	$ 0.0002